Parent Company Only Financial Information – Atotech Limited.- Summary of Separate Statements of Financial Position (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Total non-current assets	[1]	$ 2,554.7	$ 2,811.6
Current assets
Total current assets	[1]	942.3	822.9
Prepaid expenses		5.9	8.8
Cash and cash equivalents	[1]	371.6	320.1	$ 302.7	$ 386.2
Total assets	[1]	3,496.9	3,634.5
Shareholders' equity
Common shares and preferred shares	[1]	19.5	102.1
Paid-in surplus and retained earnings		819.5	261.6
Total shareholders' equity	[1]	896.3	483.7	672.5	$ 704.7
Non-current liabilities
Borrowings	[1]	1,540.9	2,065.7
Total non-current liabilities	[1]	2,052.0	2,665.1
Current liabilities
Tax liabilities	[1]	93.0	99.2
Total current liabilities	[1]	548.7	485.8
Tota liabilities & shareholders' equity	[1]	3,496.9	3,634.5
Separate [member]
Non-current assets
Investments in subsidiaries		567.8	95.6
Total non-current assets		567.8	95.6
Current assets
Total current assets		0.1	3.5
Prepaid expenses		0.0	3.5
Cash and cash equivalents		0.1	0.0	$ 0.0
Total assets		567.9	99.1
Shareholders' equity
Common shares and preferred shares		19.5	95.6
Paid-in surplus and retained earnings		517.8	(7.1)
Total shareholders' equity		537.3	88.5
Non-current liabilities
Borrowings		12.9	0.9
Thereof from subsidiaries		12.9	0.9
Total non-current liabilities		12.9	0.9
Current liabilities
Trade payables		14.8	9.3
Thereof from subsidiaries		14.0	7.4
Tax liabilities		0.0	0.4
Total current liabilities		17.6	9.7
Personnel Liabilities (RSU Settlement)		2.8	0.0
Current Financial debt		0.1	0.0
Current financial debt due to subsidiary.		0.1	0.0
Tota liabilities & shareholders' equity		$ 567.9	$ 99.1

[1]	The notes are an integral part of these consolidated financial statements.